Loss Per Share (Details) - shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Weighted average number of shares of common stock outstanding attributable to shareholders		37,285,015	25,027,075
Total weighted average number of shares of common stock related to outstanding options, excluded from the calculations of diluted loss per share	[1]	995,000	995,000

[1]	The effect of the inclusion of option and convertible loans in 2020 and 2019 is anti-dilutive.